Currency translation rates	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory
Note 32

Currency translation rates

The following table shows the rates

of the main currencies used to translate

the financial information of UBS’s operations
with a functional currency other

than the US dollar into US

dollars.
Closing exchange rate Average rate
1
As of For the year ended
31.12.22 31.12.21 31.12.22 31.12.21 31.12.20
1 CHF 1.08 1.10 1.05 1.09 1.07
1 EUR 1.07 1.14 1.05 1.18 1.15
1 GBP 1.21 1.35 1.23 1.37 1.29
100 JPY 0.76 0.87 0.76 0.91 0.94
1 Monthly income statement

items of operations

with a functional

currency other than

the US dollar

are translated

into US dollars

using month-end rates.

Disclosed average

rates for a

year represent

an average of
twelve month-end

rates, weighted

according to

the income

and expense

volumes

of all

operations of

the Group with

the same

functional currency

for each

month. Weighted

average rates

for individual

business
divisions may deviate from the

weighted average rates

for the Group.

UBS AG
Entity [Table]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory
Note 32

Currency translation rates

The

following

table

shows

the

rates

of

the

main

currencies

used

to

translate

the

financial

information

of

UBS

AG’s
operations with a functional currency

other than the US dollar into

US dollars.
Closing exchange rate Average rate
1
As of For the year ended
31.12.22 31.12.21 31.12.22 31.12.21 31.12.20
1 CHF 1.08 1.10 1.05 1.09 1.07
1 EUR 1.07 1.14 1.05 1.18 1.15
1 GBP 1.21 1.35 1.23 1.37 1.29
100 JPY 0.76 0.87 0.76 0.91 0.94
1 Monthly income statement

items of operations

with a functional

currency other than

the US dollar

are translated

into US dollars

using month-end rates.

Disclosed average

rates for a

year represent

an average of
twelve month-end rates, weighted according

to the income and expense volumes of all operations of UBS AG with the same functional currency for each month. Weighted average rates

for individual business divisions
may deviate from the weighted

average rates for

UBS AG.